Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities that are measured at fair value - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1 [Member]
Assets:
Investments held in Trust Account	$ 78,452,760	$ 75,750,000